Details of Income Statement Items (Tables)	12 Months Ended
Dec. 31, 2022
Details Of Income Statement [Abstract]
Schedule of cost of sales

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Sales	10,015	6,955	5,043
Cost of sales
Materials consumed	3,152	2,342	1,647
Cost of labor	937	906	794
Energy and fuel	433	343	316
Depreciation and amortization	409	413	416
Other	52	340	380
	4,983	4,344	3,553

Schedule of expenses

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Land and Marine transportation	792	742	515
Cost of labor	188	171	134
Other	201	154	117
	1,181	1,067	766
General and administrative expenses
Cost of labor	168	166	136
Professional Services	44	44	32
Other	79	66	64
	291	276	232
Research and development expenses
Cost of labor	55	52	40
Other	13	12	14
	68	64	54

Schedule of other income and expenses

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Other income
Profit from divestment	22	14	-
Insurance Compensation	15	-	-
Capital gain	9	16	-
Reversal of early retirement provision of employees	2	-	-
Past service cost	-	12	11
Reversal of provision for legal claims	-	11	-
Reversal of Impairment of fixed assets	-	9	-
Other	6	1	9
Other income recorded in the income statements	54	63	20
Other expenses
Provision for legal claims	17	17	-
Provision for historical waste removal and site closure costs	6	14	83
Transaction costs	-	8	-
Impairment and disposal of assets	-	9	90
Provision for early retirement and dismissal of employees	-	-	78
Other	7	9	5
Other expenses recorded in the income statements	30	57	256

Schedule of financing income and expenses

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Net gain from changes in exchange rates	139	-	-
Financing income in relation to employee benefits	44	-	-
Interest income from banks and others	31	17	7
Net gain from change in fair value of derivative designated as economic hedge	-	59	-
Net gain from change in fair value of derivative designated as cash flow hedge	-	18	54
	214	94	61
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	98	-	23
Net loss from change in fair value of derivative designated as cash flow hedge	77	-	-
Interest expenses to banks and others	148	126	120
Financing expenses in relation to employees’ benefits	7	23	38
Banks and finance institutions commissions (mainly commission on early repayment of loans)	7	6	4
Net loss from changes in exchange rates	-	79	58
Financing expenses	337	234	243
Net of borrowing costs capitalized	10	18	24
	327	216	219

Net financing expenses recorded in the income statements	113	122	158